Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable
	March 31, 2021	September 30, 2020
Accounts receivable	$207,542	$349,389
Reserve for doubtful accounts	-	-
	$207,542	$349,389

	September 30, 2020	September 30, 2019
Accounts receivable	$349,389	$791,728
Reserve for doubtful accounts	-	-
	$349,389	$791,728